Geographic Concentration Information (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Geographic Areas, Revenues from External Customers [Line Items]
Product sales	$ 5,849,330	$ 10,498,726
U.S. product sales [Member]
Geographic Areas, Revenues from External Customers [Line Items]
Product sales	4,273,181	9,549,015
Non-U.S. product sales [Member]
Geographic Areas, Revenues from External Customers [Line Items]
Product sales	$ 1,576,149	$ 949,711